UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00712

BLACKROCK CAPITAL INVESTMENT CORPORATION

(Name of Registrant)

40 East 52nd Street

New York, NY 10022

(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of BlackRock Capital Investment Corporation (the “Company”) to be called or redeemed:

6.60% Senior Secured Notes, Series B, due January 18, 2018 (the “Notes”).

(2)	Date on which the securities are to be called or redeemed:

The Notes will be prepaid on April 17, 2017.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Notes are to be prepaid pursuant to Section 8.2 of the Note Purchase Agreement, dated as of January 18, 2011, by and between the Company and each of the purchasers listed in Schedule A thereto.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will prepay all of the outstanding Notes ($17,000,000 aggregate principal amount) pursuant to the terms of the Note Purchase Agreement.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 15th day of March, 2017.

BLACKROCK CAPITAL INVESTMENT CORPORATION

By:	/s/ Donna M. Milia
Name: Donna M. Milia
Title: Chief Financial Officer and Treasurer